Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Manor Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%	10.85%	8.47%
Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	24.46%	15.38%	12.56%
Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%	(0.12%)	0.28%
Avg Large Blend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%	13.51%	12.09%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%
Avg Large Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.72%	16.73%	14.94%
S&P 500 Index Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%
Average US Govt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%	(0.25%)	0.91%
Bloomberg Barclays [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	0.48%	1.23%